CLOSED BLOCK - Closed Block Summarized Financial Information (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Closed Block Liabilities:
Future policy benefits, policyholders’ account balances and other	$ 5,692	$ 5,930
Policyholder dividend obligation	0	0	$ 160	$ 2
Other liabilities	68	53
Total Closed Block liabilities	5,760	5,983
Assets Designated to the Closed Block:
Fixed maturities AFS, at fair value (amortized cost of $3,171 and $3,185) (allowance for credit losses of $0 and $0)	2,948	3,390
Mortgage loans on real estate (net of allowance for credit losses of $4 and $4)	1,645	1,771
Policy loans	569	602
Cash and other invested assets	0	61
Other assets	187	78
Total assets designated to the Closed Block	5,349	5,902
Excess of Closed Block liabilities over assets designated to the Closed Block	411	81
Amounts included in AOCI:
Net unrealized investment gains (losses), net of policyholders’ dividend obligation: $0 and $0; and net of income tax: $47 and $(43)	(177)	172
Maximum future earnings to be recognized from Closed Block assets and liabilities	234	253
Fixed maturity available for sale, amortized cost	3,171	3,185
Fixed maturities available-for-sale, allowance for credit losses	0	0
Mortgage loans, credit losses	(4)	(4)
Policyholder dividend obligation	0	0	$ 160	$ 2
Closed block operations, income taxes	$ 47	$ (43)